UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Portfolio 21
SCHEDULE OF INVESTMENTS at September 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS: 89.7%
	Automobiles & Components: 0.3%
11,625	Ballard Power Systems, Inc. (Canada) (a)	$66,146
16,500	Fuel Systems Solutions, Inc. (United States) (a)	209,880
55,825	Quantum Fuel Systems Technologies Worldwide, Inc. (United States) (a)	110,534
		386,560
	Banks: 7.4%
50,000	Dexia - Brussels Exchange (Belgium)	1,294,783
10,000	Dexia - Paris Exchange (Belgium)	258,723
60,000	ForeningsSparbanken AB (Sweden)	1,782,917
182,000	HSBC Holdings PLC (United Kingdom)	3,320,131
250,000	UniCredito Italiano SpA (Italy)	2,074,735
76,000	Westpac Banking Corp. (Australia)	1,285,358
		10,016,647
	Capital Goods: 13.6%
5,500	Acciona SA (Spain)	836,366
100,000	Atlas Copco AB - Class A (Sweden) (a)	2,623,819
3,000	Energy Conversion Devices, Inc. (United States) (a)	111,120
121,800	JM AB (Sweden) (a)	2,137,294
150,000	Mitsubishi Electric Corp. (Japan)	1,264,686
10,600	Plug Power, Inc. (United States) (a)	43,142
18,000	Schneider Electric SA (France)	2,004,650
28,000	Siemens AG - Registered Shares (Germany)	2,436,691
87,000	Skanska AB - Class B (Sweden)	1,471,119
161,300	SKF AB - Class B (Sweden) (a)	2,358,541
12,000	Suntech Power Holdings Co., Ltd. - ADR (China) (a)	309,960
26,000	Trex Co., Inc. (United States) (a)	628,160
41,900	Vestas Wind Systems A/S (Denmark) (a)	1,116,154
8,150	Volvo AB - ADR (Sweden)	486,555
7,500	Volvo AB - Class B (Sweden)	446,842
		18,275,099
	Commercial Services & Supplies: 1.6%
43,800	Herman Miller, Inc. (United States)	1,498,398
100,000	Tomra Systems ASA (Norway)	608,694
		2,107,092
	Consumer Durables & Apparel: 6.8%
102,000	Electrolux AB - Class B (Sweden)	1,655,831
115,000	Husqvarna AB - Class B (Sweden) (a)	1,353,514
30,000	Interface, Inc. - Class A (United States) (a)	386,400
43,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	1,505,430
20,000	Matsushita Electric Industrial Co. Ltd. (Japan)	422,929
85,000	Sharp Corp. (Japan)	1,458,692
35,200	Shimano, Inc. (Japan)	983,585
35,000	Sony Corp. - ADR (Japan)	1,412,600
		9,178,981
	Diversified Financials: 3.5%
17,000	Deutsche Bank AG (Germany)	2,050,269
2,600	Deutsche Bank AG - GDR (Germany)	313,820
40,200	UBS AG - GDR (Switzerland)	2,384,262
		4,748,351
	Food & Staples Retailing: 3.2%
94,000	Alliance Boots PLC (United Kingdom) (a)	1,362,502
50,000	United Natural Foods, Inc. (United States) (a)	1,549,500
19,600	Whole Foods Market, Inc. (United States)	1,164,828
10,187	Wild Oats Markets, Inc. (United States) (a)	164,724
		4,241,554
	Health Care Equipment & Services: 2.5%
75,000	Baxter International, Inc. (United States)	3,409,500
	Insurance: 7.0%
135,000	Aviva PLC (United Kingdom)	1,977,955
250,000	Friends Provident PLC (United Kingdom)	905,630
6,000	Muenchener Rueckversicherungs AG (Germany)	947,153
125,000	Sompo Japan Insurance, Inc. (Japan)	1,638,934
138,000	Storebrand ASA (Norway)	1,454,900
32,000	Swiss Reinsurance (Switzerland)	2,446,046
		9,370,618
	Materials: 9.0%
7,700	Air Liquide (France)	1,570,677
24,900	Air Products & Chemicals, Inc. (United States)	1,652,613
6,000	Linde AG (Germany) (a)	565,907
34,000	Novozymes A/S - Class B (Denmark)	2,591,734
35,000	Praxair, Inc. (United States)	2,070,600
107,000	Stora Enso OYJ - R Shares (Finland)	1,618,464
43,930	Svenska Cellulosa AB - Class B (Sweden)	2,015,775
		12,085,770
	Media: 0.2%
60,000	EMI Group PLC (United Kingdom)	298,636
	Pharmaceuticals & Biotechnology: 4.1%
90,200	Bristol-Myers Squibb Co. (United States)	2,247,784
13,800	Novo-Nordisk A/S - ADR (Denmark)	1,028,376
31,000	Novo-Nordisk A/S - Class B (Denmark)	2,306,769
		5,582,929
	Real Estate: 2.5%
75,000	British Land Co. PLC (United Kingdom)	1,913,234
39,870	Potlatch Corp. (United States)	1,479,177
		3,392,411
	Retailing: 4.4%
32,000	Hennes & Mauritz AB - Class B (Sweden)	1,338,908
420,000	Kingfisher PLC (United Kingdom)	1,929,488
110,000	Staples, Inc. (United States)	2,676,300
		5,944,696
	Semiconductors & Semiconductor Equipment: 1.8%
31,000	Advanced Micro Devices, Inc. (United States) (a)	770,350
96,000	STMicroelectronics NV - ADR (Switzerland)	1,656,960
		2,427,310
	Software & Services: 1.4%
49,000	Adobe Systems, Inc. (United States) (a)	1,835,050
	Technology Hardware & Equipment: 13.7%
59,000	Agilent Technologies, Inc. (United States) (a)	1,928,710
53,250	Canon, Inc. (Japan)	2,782,813
92,000	Dell, Inc. (United States) (a)	2,101,280
62,300	Hewlett-Packard Co. (United States)	2,285,787
40,000	International Business Machines Corp. (United States)	3,277,600
100,000	NEC Corp. (Japan)	547,894
142,000	Nokia OYJ - ADR (Finland)	2,795,980
23,500	Nortel Networks Corp. (Canada) (a)	54,050
30,000	Ricoh Co., Ltd. (Japan)	596,959
7,000	Sunpower Corp. - Class A (United States) (a)	194,180
18,500	Telefonaktiebolaget LM Ericsson - ADR (Sweden)	637,325
78,900	Xerox Corp. (United States) (a)	1,227,684
		18,430,262
	Telecommunication Services: 2.5%
300,000	BT Group PLC (United Kingdom)	1,507,045
2,000	Swisscom AG (Switzerland)	665,913
9,525	Swisscom AG - ADR (Switzerland)	318,040
315,000	Telstra Corp., Ltd. (Australia)	869,692
		3,360,690
	Transportation: 2.6%
25,000	Deutsche Post AG (Germany)	655,239
370	East Japan Railway Co. (Japan)	2,587,998
125,000	MTR Corp. (Hong Kong)	313,591
		3,556,828
	Utilities: 1.6%
5,500	Ormat Technologies, Inc. (United States)	179,960
80,000	Severn Trent PLC (United Kingdom)	1,998,480
		2,178,440
	TOTAL COMMON STOCKS
	(Cost $95,626,143)	120,827,424
	PREFERRED STOCK: 2.6%
	Household & Personal Products: 2.6%
25,000	Henkel KGaA (Germany)	3,486,514
	TOTAL PREFERRED STOCK
	(Cost $2,135,603)	3,486,514
Principal
Amount
	CERTIFICATES OF DEPOSIT: 1.0%
$24,284	Permaculture CD
	1.000%, 03/27/2007	24,284
	Selfhelp Credit Union CD
100,000	4.960%, 08/20/2007	100,000
	Shorebank CD
285,000	4.580%, 08/17/2007	285,000
95,000	4.030%, 11/09/2006	95,000
95,000	3.700%, 01/20/2007	95,000
100,000	4.200%, 03/01/2007	100,000
300,000	4.360%, 03/29/2007	300,000
200,000	4.480%, 04/26/2007	200,000
100,000	4.430%, 05/31/2007	100,000
	Wainwright CD
100,000	3.800%, 01/18/2007	100,000
	TOTAL CERTIFICATES OF DEPOSIT
	(Cost $1,399,284)	1,399,284
Shares	SHORT-TERM INVESTMENT: 7.5%
	Money market: 7.5%
10,007,239	Fidelity Money Market Portfolio	10,007,239
	TOTAL SHORT-TERM INVESTMENT
	(Cost $10,007,239)	10,007,239

	TOTAL INVESTMENTS IN SECURITIES: 100.8%
	(Cost $109,168,269)	135,720,461
	Liabilities in Excess of Other Assets: (0.8)%	(1,033,377)
	TOTAL NET ASSETS: 100.0%	$134,687,084

(a) Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt
The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows:

Cost of investments*	109,168,269
Gross unrealized appreciation	31,900,995
Gross unrealized depreciation	(5,350,453)
Net unrealized appreciation	26,550,542

*
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Country	Percent of Net Assets
Australia	1.60
Belgium	1.15
Canada	0.09
China	0.23
Denmark	5.23
Finland	3.28
France	2.65
Germany	7.76
Hong Kong	0.23
Italy	1.54
Japan	10.17
Netherlands	1.12
Norway	1.53
Spain	0.62
Sweden	13.59
Switzerland	5.55
United Kingdom	11.30
United States	33.12
Liabilities in Excess of Other Assets	(0.76)
100.00

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date:  11/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date:  11/27/06

By (Signature and Title)*    /s/Eric W. Falkies
Eric W. Falkies, Treasurer

Date:  11/22/06

* Print the name and title of each signing officer under his or her signature.